EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.08%
52,978	African Rainbow Minerals Ltd(a)	$ 715,701
5,476	Anglo American Platinum Ltd(a)	388,382
222,743	Anglo American PLC	6,686,789
954,685	Borouge PLC	738,019
79,329	CAP SA	513,089
11,601	Daqo New Energy Corp ADR(b)	615,781
62,800	Ganfeng Lithium Group Co Ltd Class H(a)(c)	414,857
107,276	Gold Fields Ltd Sponsored ADR	867,863
154,800	Grupo Mexico SAB de CV Series B	522,828
110,800	Guangzhou Tinci Materials Technology Co Ltd Class A	684,955
212,915	Harmony Gold Mining Co Ltd Sponsored ADR	517,383
251,700	Hubei Yihua Chemical Industry Co Ltd Class A(b)	560,268
75,956	Impala Platinum Holdings Ltd(a)	706,210
345,313	Industries Qatar QSC	1,594,064
2,770	LG Chem Ltd	1,022,783
986,900	Petronas Chemicals Group Bhd	1,774,819
30,749	SABIC Agri-Nutrients Co	1,277,301
427,339	Sappi Ltd(b)	1,029,924
41,102	Sasol Ltd	642,905
122,702	Saudi Basic Industries Corp	2,871,456
281,667	Sibanye Stillwater Ltd(a)	646,573
33,574	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,046,841
61,397	SRF Ltd	1,874,467
429,400	Vale SA	5,745,658
662,656	Vedanta Ltd	2,174,579
		37,633,495
Communications — 15.57%
58,875	Affle India Ltd(b)	900,851
8,097	AfreecaTV Co Ltd	353,896
1,147,200	Alibaba Group Holding Ltd(b)	11,448,297
23,356	Baidu Inc Sponsored ADR(b)	2,744,096
318,968	East Money Information Co Ltd Class A	788,851
58,958	Hellenic Telecommunications Organization SA	856,102
493,506	JD.com Inc Class A	12,450,259
188,092	KT Corp	4,728,167
83,200	Kuaishou Technology(b)(c)	533,657
604,600	Meituan Class B(b)(c)	12,706,551
8,474	MercadoLibre Inc(b)	7,014,608
401,713	MTN Group Ltd	2,650,499
75,410	Naspers Ltd Class N	9,352,617
40,583	Pinduoduo Inc ADR(b)	2,539,684
4,886	Samsung SDI Co Ltd	1,837,839
19,404	Saudi Research & Media Group(b)	974,767
Shares		Fair Value
Communications — (continued)
10,735,200	Telkom Indonesia Persero Tbk PT	$ 3,128,747
558,500	Tencent Holdings Ltd	18,864,074
306,100	TIM SA	686,042
25,660	Trip.com Group Ltd ADR(b)	700,775
73,461	Vipshop Holdings Ltd ADR(b)	617,807
74,410	Vodacom Group Ltd(a)	499,968
		96,378,154
Consumer, Cyclical — 7.30%
1,026,166	Abu Dhabi National Oil Co for Distribution PJSC	1,240,404
5,845,600	Astra International Tbk PT	2,529,693
6,621	BGF retail Co Ltd	761,828
1,512,000	Bosideng International Holdings Ltd(a)	745,629
94,000	BYD Co Ltd Class H	2,315,743
702,500	China Yongda Automobiles Services Holdings Ltd	376,419
10,700	Contemporary Amperex Technology Co Ltd Class A	602,461
202,015	Eicher Motors Ltd	9,050,155
677,600	Haier Smart Home Co Ltd Class H	2,061,923
87,550	JD Health International Inc(a)(b)(c)	498,715
79,927	Kia Corp	3,978,129
82,851	KPIT Technologies Ltd	664,407
9,493	LG Electronics Inc	515,142
32,935	Li Auto Inc ADR(a)(b)	757,834
173,500	Li Ning Co Ltd	1,316,498
121,681	Mahindra & Mahindra Ltd	1,882,630
753,640	Midea Group Co Ltd Class A	5,224,504
45,543	NIO Inc ADR(b)	718,213
2,259	Page Industries Ltd	1,400,414
135,626	Tata Motors Ltd(b)	667,296
510,000	Tong Yang Industry Co Ltd	773,111
1,057,000	Wal-Mart de Mexico SAB de CV	3,712,188
626,000	Yadea Group Holdings Ltd(c)	1,000,522
28,062	Yum China Holdings Inc	1,328,175
276,000	Zhongsheng Group Holdings Ltd	1,094,432
		45,216,465
Consumer, Non-Cyclical — 10.12%
169,072	Adani Ports & Special Economic Zone Ltd	1,693,901
387,700	Arca Continental SAB de CV	2,791,548
45,400	Beijing Wantai Biological Pharmacy Enterprise Co Ltd Class A	730,203
190,200	Bumrungrad Hospital PCL	1,099,247
710,219	Cencosud SA	898,770
1,929,000	China Mengniu Dairy Co Ltd	7,625,540
61,587	Chongqing Brewery Co Ltd Class A	968,869
11,092,500	Chularat Hospital PCL NVDR	1,081,371

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
136,687	Cipla Ltd	$ 1,863,529
4,238	CJ CheilJedang Corp	1,209,089
37,666	Coca-Cola Femsa SAB de CV Sponsored ADR	2,199,318
81,377	Coca-Cola Icecek AS	591,471
3,080,000	CSPC Pharmaceutical Group Ltd	3,052,820
42,837	Dr Reddy's Laboratories Ltd	2,267,495
201,700	Grupo Bimbo SAB de CV Series A	708,772
273,981	Hindustan Unilever Ltd	9,035,701
216,900	Inner Mongolia Yili Industrial Group Co Ltd Class A	1,006,388
375,630	International Container Terminal Services Inc	1,001,759
6,128,500	Kalbe Farma Tbk PT	735,079
61,430	KT&G Corp	3,709,146
31,309	Kweichow Moutai Co Ltd Class A	8,239,942
238,800	Marfrig Global Foods SA	438,701
13,660	Nahdi Medical Co	685,675
35,657	New Oriental Education & Technology Group Inc Sponsored ADR(b)	854,698
93,400	Nongfu Spring Co Ltd Class H(a)(c)	540,156
120,700	Shandong WIT Dyne Health Co Ltd Class A	702,720
13,900	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	584,683
5,849,600	Sumber Alfaria Trijaya Tbk PT	918,005
196,382	Sun Pharmaceutical Industries Ltd	2,280,749
6,830,700	Unilever Indonesia Tbk PT	2,160,639
161,000	WuXi Biologics Cayman Inc(b)(c)	958,408
		62,634,392
Energy — 8.11%
9,196,000	China Petroleum & Chemical Corp Class H	3,926,941
908,280	LONGi Green Energy Technology Co Ltd Class A	6,093,625
216,494	MOL Hungarian Oil & Gas PLC	1,202,347
7,964,000	PetroChina Co Ltd	3,255,606
909,037	Petroleo Brasileiro SA Sponsored ADR	11,217,517
79,684	Polski Koncern Naftowy ORLEN SA	855,400
280,700	PTT Exploration & Production PCL	1,209,272
1,230,300	PTT Exploration & Production PCL NVDR	5,246,264
505,708	Reliance Industries Ltd	14,676,697
144,888	Saudi Arabian Oil Co(c)	1,379,332
172,700	Tongwei Co Ltd Class A	1,137,161
		50,200,162
Shares		Fair Value
Financial — 23.92%
73,913	360 DigiTech Inc ADR	$ 947,565
149,299	Absa Group Ltd(a)	1,450,288
155,078	Al Rajhi Bank(b)	3,319,941
1,307,401	Aldar Properties PJSC	1,492,474
96,704	Axis Bank Ltd	864,673
129,207	Bajaj Finserv Ltd	2,641,839
225,800	Banco do Brasil SA	1,609,464
29,170	Bancolombia SA Sponsored ADR	710,873
462,300	Bangkok Bank PCL	1,672,957
18,412,500	Bank Central Asia Tbk PT	10,278,636
22,925,200	Bank Mandiri Persero Tbk PT	14,077,077
1,361,100	Bank Negara Indonesia Persero Tbk PT	796,109
1,814,481	Bank of Baroda	2,924,643
16,460,000	Bank of China Ltd Class H	5,375,759
2,275,000	Bank of Communications Co Ltd Class H	1,199,326
3,271,200	Bank Rakyat Indonesia Persero Tbk PT	957,396
96,083	BSE Ltd	710,456
384,800	Chailease Holding Co Ltd	2,198,022
1,723,000	China CITIC Bank Corp Ltd Class H	683,764
3,163,000	China Construction Bank Corp Class H	1,825,690
2,256,500	China Galaxy Securities Co Ltd Class H	1,039,590
374,800	China International Capital Corp Ltd Class H(c)	540,545
1,779,000	China Merchants Bank Co Ltd Class H	8,232,965
411,400	China Pacific Insurance Group Co Ltd Class H	755,483
144,000	China Resources Land Ltd	564,032
164,400	China Resources Mixc Lifestyle Services Ltd(a)(c)	627,484
1,068,000	China Taiping Insurance Holdings Co Ltd	895,214
821,500	Commerce Asset Holding(b)	905,786
1,499,000	Country Garden Services Holdings Co Ltd(a)	2,188,574
79,868	DGB Financial Group Inc	387,234
568,447	Dubai Islamic Bank PJSC	922,214
1,202,666	Emaar Properties PJSC	1,887,138
1,105,414	FirstRand Ltd	3,690,157
725,400	GF Securities Co Ltd Class H	787,228
1,393,022	Greattown Holdings Ltd Class A(b)	619,567
1,037,684	Grupo Financiero Banorte SAB de CV	6,647,216
28,161	Hana Financial Group Inc	691,493
502,240	HDFC Bank Ltd	8,701,558
261,200	Hong Leong Financial Group Bhd	1,036,170
472,351	ICICI Bank Ltd	4,959,335
3,367,000	Industrial & Commercial Bank of China Ltd Class H	1,579,480
469,700	Industrial Securities Co Ltd Class A(b)	359,422

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
199,200	Itau Unibanco Holding SA	$ 1,036,186
255,200	Kasikornbank PCL NVDR	969,723
47,603	KB Financial Group Inc	1,437,542
702,100	Kiatnakin Phatra Bank PCL NVDR	1,273,361
138,999	Korean Reinsurance Co	759,010
4,161,900	Krung Thai Bank PCL NVDR	1,836,292
1,158,110	Metropolitan Bank & Trust Co	955,164
391,400	New China Life Insurance Co Ltd Class H(a)	745,409
117,999	OTP Bank Nyrt	2,152,664
4,713,000	People's Insurance Co Group of China Ltd Class H	1,365,449
2,358,000	PICC Property & Casualty Co Ltd Class H	2,438,370
1,590,000	Ping An Insurance Group Co of China Ltd Class H	7,932,184
1,194,800	Public Bank Bhd	1,087,406
133,146	Qatar Islamic Bank SAQ	898,723
358,341	Saudi National Bank	5,979,093
6,518,380	SinoPac Financial Holdings Co Ltd	3,536,825
110,533	Standard Bank Group Ltd(a)	873,182
862,150	State Bank of India	5,583,331
1,100,545	Turkiye Garanti Bankasi AS	1,149,944
313,681	Woori Financial Group Inc	2,327,887
		148,092,582
Industrial — 5.40%
23,000	Advanced Energy Solution Holding Co Ltd	458,329
1,629,564	Bharat Electronics Ltd	2,009,515
269,000	BYD Electronic International Co Ltd(a)	642,814
634,000	Chung-Hsin Electric & Machinery Manufacturing Corp	1,131,867
495,000	Compeq Manufacturing Co Ltd	700,748
1,357,050	COSCO SHIPPING Holdings Co Ltd Class H(a)	1,578,477
422,000	Delta Electronics Inc	3,351,999
185,000	E Ink Holdings Inc	1,221,358
111,600	Evergreen Marine Corp Taiwan Ltd	508,832
243,899	Grupo Argos SA	519,013
91,681	Hindustan Aeronautics Ltd	2,620,041
201,000	Hiwin Technologies Corp	1,112,984
46,957	HMM Co Ltd	599,552
213,000	Hon Hai Precision Industry Co Ltd	682,051
33,588	Hyundai Rotem Co Ltd(b)	587,783
374,000	Kinik Co	1,415,376
4,161	LG Innotek Co Ltd	784,288
56,000	Lotes Co Ltd	1,341,458
218,000	Nan Ya Printed Circuit Board Corp	1,281,391
65,000	Orient Overseas International Ltd(a)	1,131,199
Shares		Fair Value
Industrial — (continued)
691,400	Power Construction Corp of China Ltd Class A	$ 675,201
16,541	Samsung Electro-Mechanics Co Ltd	1,276,212
28,368	SIMMTECH Co Ltd	575,242
61,600	Sunny Optical Technology Group Co Ltd	585,423
219,313	TBEA Co Ltd Class A	665,852
376,000	Unimicron Technology Corp	1,376,426
30,000	Voltronic Power Technology Corp	1,319,417
209,420	Wan Hai Lines Ltd	436,858
324,400	Xuji Electric Co Ltd Class A	756,985
249,000	Yang Ming Marine Transport Corp	478,382
39,700	YongXing Special Materials Technology Co Ltd Class A	691,198
39,597	ZTO Express Cayman Inc ADR	951,516
		33,467,787
Technology — 16.55%
251,700	37 Interactive Entertainment Network Technology Group Co Ltd Class A	615,836
30,824	Arabian Internet & Communications Services Co	1,933,311
23,800	ASPEED Technology Inc	1,309,895
13,300	G-bits Network Technology Xiamen Co Ltd Class A	463,878
60,000	Global Unichip Corp	1,103,413
59,983	HCL Technologies Ltd	681,232
196,803	Infosys Ltd Sponsored ADR	3,339,747
154,000	International Games System Co Ltd	1,736,174
1,994,000	Lenovo Group Ltd	1,379,240
408,000	MediaTek Inc	7,040,616
2,336,000	Nanya Technology Corp	3,579,838
283,700	NetEase Inc	4,280,873
98,000	Novatek Microelectronics Corp	670,724
22,777	Persistent Systems Ltd	897,337
75,000	Realtek Semiconductor Corp	633,157
633,018	Samsung Electronics Co Ltd	23,243,963
907	Samsung Electronics Co Ltd GDR	824,423
8,740	Silicon Motion Technology Corp ADR	569,761
134,462	SK Hynix Inc	7,691,261
2,698,000	Taiwan Semiconductor Manufacturing Co Ltd	35,763,048
16,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,131,240
32,851	Tata Consultancy Services Ltd	1,203,953
688,000	United Microelectronics Corp	769,939
258,000	Via Technologies Inc	637,963
11,974	WNS Holdings Ltd ADR(b)	979,952
		102,480,774

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 1.85%
18,897	Adani Total Gas Ltd	$ 770,578
251,000	Beijing Enterprises Holdings Ltd	703,443
66,681	CEZ AS	2,284,993
1,115,000	China Longyuan Power Group Corp Ltd Class H	1,393,301
191,200	Cia de Saneamento do Parana	609,291
53,000	ENN Energy Holdings Ltd	706,659
41,076	GAIL India Ltd GDR	417,837
3,930,700	GD Power Development Co Ltd Class A(b)	2,247,770
445,438	NTPC Ltd	869,968
221,535	Saudi Electricity Co	1,434,184
		11,438,024
TOTAL COMMON STOCK — 94.90% (Cost $738,806,434)		$587,541,835
PREFERRED STOCK
Financial — 1.02%
1,711,940	Banco Bradesco SA	6,296,382
Utilities — 0.09%
282,900	Cia Energetica de Minas Gerais	565,868
TOTAL PREFERRED STOCK — 1.11% (Cost $7,043,104)		$6,862,250
WARRANTS
Consumer, Non-Cyclical — 0.07%
1,731	Kweichow Moutai Co Ltd(b)	455,567
TOTAL WARRANTS — 0.07% (Cost $525,273)		$455,567
GOVERNMENT MONEY MARKET MUTUAL FUNDS
906,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 2.57%(e)	906,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.15% (Cost $906,000)		$906,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.66%
$ 2,653,928	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,653,928 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(d)	$ 2,653,928
2,653,928	Undivided interest of 2.27% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,653,928 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(d)	2,653,928
2,653,928	Undivided interest of 2.27% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,653,928 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(d)	2,653,928

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,307,836	Undivided interest of 84.60% in a repurchase agreement (principal amount/value $2,733,815 with a maturity value of $2,734,492) with JP Morgan Securities, 2.97%, dated 9/30/22 to be repurchased at $2,307,836 on 10/3/22 collateralized by U.S. Treasury securities, 0.25% - 3.88%, 9/30/23 - 9/30/29, with a value of $2,788,491.(d)	$ 2,307,836
TOTAL SHORT TERM INVESTMENTS — 1.66% (Cost $10,269,620)		$10,269,620
TOTAL INVESTMENTS — 97.89% (Cost $757,550,431)		$606,035,272
OTHER ASSETS & LIABILITIES, NET — 2.11%		$13,069,132
TOTAL NET ASSETS — 100.00%		$619,104,404
(a)	All or a portion of the security is on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Summary of Investments by Country as of September 30, 2022.
Country	Fair Value	Percentage of Fund Investments
China	$172,599,893	28.48%
India	90,608,866	14.95
Taiwan	76,855,826	12.68
South Korea	59,301,909	9.78
Indonesia	35,581,380	5.87
Brazil	28,205,109	4.65
South Africa	24,031,652	3.97
Saudi Arabia	19,855,059	3.28
Mexico	16,581,870	2.74
Thailand	15,803,864	2.61
United States	11,631,187	1.92
Hong Kong	10,961,614	1.81
Uruguay	7,014,608	1.16
United Kingdom	6,686,789	1.10
United Arab Emirates	6,280,249	1.04
Malaysia	4,804,181	0.79
Chile	4,458,699	0.74
Hungary	3,355,011	0.55
Qatar	2,492,788	0.41
Czech Republic	2,284,993	0.38
Philippines	1,956,922	0.32
Turkey	1,741,415	0.29
Colombia	1,229,886	0.20
Greece	856,102	0.14
Poland	855,400	0.14
Total	$606,035,272	100.00%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$12,032,055	$25,601,440	$—	$37,633,495
Communications	13,616,970	82,761,184	—	96,378,154
Consumer, Cyclical	6,516,410	38,700,055	—	45,216,465
Consumer, Non-cyclical	6,744,334	55,890,058	—	62,634,392
Energy	11,217,517	38,982,645	—	50,200,162
Financial	9,978,611	138,113,971	—	148,092,582
Industrial	951,516	32,516,271	—	33,467,787
Technology	6,020,700	96,460,074	—	102,480,774
Utilities	3,312,121	8,125,903	—	11,438,024
	70,390,234	517,151,601	0	587,541,835
Preferred Stock	—	6,862,250	—	6,862,250
Warrants	—	455,567	—	455,567
Government Money Market Mutual Funds	906,000	—	—	906,000
Short Term Investments	—	10,269,620	—	10,269,620
Total Assets	$71,296,234	$534,739,038	$0	$606,035,272

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022